Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (67,332)		$ (22,218)		$ 30,282
Other comprehensive income (loss), net of tax (tax amounts shown in millions below for 2014, 2013, and 2012, respectively):
Cumulative translation adjustments (net of tax of $0, $0, and $0.1)	(133,901)		53,339		23,872
Pension and other postretirement benefit plans before reclassifications:
Prior service credit (cost) arising during period (net of tax of $3.2, $1.7, and $0)	9,529		10,548
Net gain (loss) arising during period (net of tax of $(15.1), $(1.3), and $(17.7))	(42,442)		(3,545)		(51,880)
Amounts reclassified from accumulated other comprehensive income (loss):
Curtailment and settlement loss (gain) (net of tax of $0.2, $0.6, and $0)	1,570	[1]	1,502	[1]	(247)	[1]
Amortization of prior service cost (credit) included in net periodic pension costs (net of tax of $(0.1), $(0.1), and $0.1)	(838)	[1]	(890)	[1]	94	[1]
Amortization of net loss (gain) included in net periodic pension costs (net of tax of $0.8, $1.0, and $(0.2))	2,487	[1]	2,851	[1]	(454)	[1]
Total other comprehensive income (loss)	(163,595)		63,805		(28,615)
Comprehensive income (loss)	$ (230,927)		$ 41,587		$ 1,667

[1]	These other comprehensive income (loss) components are included in the computation of net periodic benefit costs (see Note 16)